PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9.	PROPERTY AND EQUIPMENT, NET

As of March 31, 2026 and 2025, property and equipment, net was comprised of the following:

	As of March 31,
	2026	2025
Office equipment	$170,756	$110,600
Less: accumulated depreciation	(109,570)	(80,522)
	$61,186	$30,078

For the fiscal years ended March 31, 2026, 2025 and 2024, the Company recognized depreciation expenses of $29,801, $15,835 and $15,707, respectively.